Plan Termination	12 Months Ended
Dec. 31, 2025
EBP Represented Employee
EBP, Description of Plan [Line Items]
Plan Termination	Plan TerminationAlthough it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan is terminated, each participant will automatically become vested in his or her unvested Employer contributions.